Details of Operating Expenses	12 Months Ended
Dec. 31, 2011
Details of Operating Expenses [Abstract]
DETAILS OF OPERATING EXPENSES

NOTE 15 – DETAILS OF OPERATING EXPENSES

The following table details the composition of occupancy and equipment expenses for the years ended December 31, 2011 and 2010.

	September 30,	September 30,
	2011	2010

Bank premises rent	$613	$633
Bank premises maintenance	447	437
Bank premises depreciation	549	551
Equipment lease	143	199
Depreciation	687	1,019
Software maintenance	774	718
Other	624	480

Total	$3,837	$4,037

The following table details the composition of other operating expenses for the years ended December 31, 2011 and 2010.

	September 30,	September 30,
	2011	2010

ATM and debit cards	$622	$647
Telephone	440	379
Loan	942	914
Other operating	1,522	2,214

Total	$3,526	$4,154